Operating Segments - Schedule of Reconciliation of Segment Profit before Tax (Detail) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of operating segments [line items]
Profit before tax	₽ 3,840	₽ 3,107	₽ 6,151
Amortization of fair value adjustments to intangible assets recorded on acquisitions	344	396	270
Share - based payments	398	224	88
Foreign exchange gain/(loss) from revaluation of cash proceeds received from secondary public offering	236	975	(1,476)
Impairment of intangible assets recorded on acquisitions		878
Loss on disposal of subsidiaries, net		10	38
CODM [member]
Disclosure of operating segments [line items]
Total segment profit before tax	₽ 4,818	₽ 5,590	₽ 5,071